Operations	12 Months Ended
Dec. 31, 2022
Operations
Operations
1.              Operations

Zenvia Inc. (“Company” or “Zenvia”) was incorporated in November 2020, as a Cayman Islands exempted company with limited liability duly registered with the Registrar of Companies of the Cayman Islands. These consolidated financial statements comprise the Company and its subsidiaries (together referred to as “the Group”). The Group is involved in implementation of a multi-channel communication of a cloud-based platform that enables organizations to integrate several communication capabilities (including short message service, or SMS, WhatsApp, Voice, WebChat and Facebook Messenger) into their software applications and with a combination of The Group Service as a Software (SaaS) portfolio providing clients with unified end-to-end customer experience SaaS platform to digitally interact with their end-consumers in a personalized way.

As of December 31, 2022, the Company has negative consolidated working capital in the amount of R$163,153 (current assets of R$313,184 and current liabilities of R$476,337), mainly arising from a reduction in the Company’s cash position as a result of payments made during the years related to business acquisitions, as described in item (b) to (d) below.

As of December 31, 2022, the Company has negative consolidated working capital in the amount of R$163,153 (current assets of R$313,184 and current liabilities of R$476,337), mainly arising from a reduction in the Company’s cash position as a result of payments made during the years, related to business acquisitions, as described in items (b) to (d). Within this context, in 2022 the Company renegotiated short-term obligations associated with earn-out payments (see note 19) and current outstanding loans (see note 12). Therefore, as a result of the above referred initiatives, although the Company has experienced decreases in operating cash flow, and increases in both financing and investing cash flow, the Company believes that will increase its cash from operations during 2023 while at the same time, meeting its debt obligations as they come due. Considering the Company’s short-term financial contractual obligations and commitments as of December 31, 2022, the Company will continue to fund its operations with its operating cash flow and incrementally to its operations, the Company expects a cash outlay of R$159,773 during 2023 mainly for its existing short-term indebtedness as it becomes due, including interest, and payments due from acquisitions. In order to satisfy such obligations, the Company expects continuing growth in revenues and margins will result in an increase in cash from operations. Therefore, the Company believes its working capital and projected cash flows from operations will be sufficient for the Company’s requirements for the next twelve months. In addition to generating cash flow from operations, if necessary, it is probable that management will obtain new sources of financing that will enable the Company to meet its obligations. As a result of these factors, management continues to have a reasonable expectation that the Group will be able to continue operations in the foreseeable future.

a.      Corporate Reorganization

On May 7, 2021, Zenvia Mobile Serviços Digitais S.A (Zenvia Brazil) became a wholly owned subsidiary of Zenvia Inc., a holding company created in connection with the initial public offering of the Group. At the time of the reorganization, the Company´s current shareholders contributed all of their shares in Zenvia Brazil to Zenvia Inc. at a ratio of one-to-five. In return for this contribution, the Company issued in aggregate 23,708,300 new Class B common shares to Bobsin LLC, Oria Zenvia Co-investment Holdings, LP, Oria Zenvia Co-investment Holdings II, LP, Oria Tech Zenvia Co-investment – Fundo de Investimento em Participações Multiestratégia and Oria Tech I Inovação Fundo de Investimento em Participações Multiestratégia and in aggregate 199,710 new Class A common shares to Spectra I Fundo de Investimento em Participações Multiestratégia Investimento No Exterior and Spectra II Fundo de Investimento em Participações Multiestratégia Investimento No Exterior, in each case, at the above ratio of one-to-five. This corporate reorganization kept the same percentage of ownership of the former shareholders of Zenvia Brazil in Zenvia Inc.

The Company accounted for the restructuring as a business combination of entities under common control, and the pre-combination carrying amounts of Zenvia Brazil are included in the Zenvia’s consolidated financial statements with no fair value uplift. Thus, these consolidated financial statements reflect:

(i)	The historical operating results and financial position of Zenvia Brazil prior the restructuring;
(ii)	The consolidated results of the Company following the restructuring;
(iii)	The assets and liabilities of Zenvia Brazil and its then subsidiaries at their historical cost;
(iv)	The number of ordinary shares issued by Zenvia, as a result of the restructuring is reflected retroactively to January 1, 2019, for purposes of calculating earnings per share;
(v)	Zenvia Brazil shares were contributed in Zenvia at its book value as at May 7, 2021;
(vi)	As the remaining equity reserves of Zenvia Brazil are no longer applicable to Zenvia Inc., they were added to the initial capital reserve balance.

b.      Business combination – Movidesk Ltda. (“Movidesk”)

On May 2, 2022, Zenvia Brazil acquired 98.04% of shares of Movidesk Ltda., referred to as “Movidesk”, and with regards to the remaining 1.96% share capital, Zenvia Brazil had options to purchase such share capital through the payments of the applicable exercise price by Zenvia Brazil. Movidesk is a SaaS company that focuses on customer service solutions to define workflows, provide integration with communication channels, and monitor tickets through dashboards and reports, offering a fully-fledged end-to-end support platform.

Under the terms of the Movidesk original acquisition agreement, the total consideration transferred and then expected to be transferred by Zenvia Brazil were as follows: (1) R$301,258 paid in cash in May 2022 and; (2) Movidesk former controlling shareholders, and key executives have received 315,820 Zenvia’s Class A common shares equivalent to an amount of R$15,740 at the time of closing; and (3) an earn-out structure based payment on the fulfillment of gross margin targets until the third quarter of 2023, which fair value is R$159,706 as of May 2022, which were due on December 2023; and (4) R$8,411 to be paid on the exercise price of purchase options. As of May 2022, the range of the earn-outs outcomes describe in (3), considering the achievement of milestones varying from -50% to +50%, was between R$94,441 and R$360,376, respectively.

The goodwill arising from the acquisition has been recognized as follows:

Movidesk
May 2, 2022
Consideration transferred	485,115
Other net liabilities, including PPE and cash	(3,367)
Intangible assets –– Digital platform	229,705
Intangible assets –– Customer portfolio	12,594
Total net assets acquired at fair value	238,932
Net assets attributable to NCI	(67)
Goodwill	246,250

The goodwill of R$246,250 comprises the skills and technical talent of the workforce and the value of future economic benefits arising from the synergies from the acquisition and in line with the strategy of the Company. At the time of the acquisition, future tax deductibility is probable as certain actions, necessary to integrate the businesses from a tax perspective, are intended by management and considered feasible from a legal perspective.

The fair value of Movidesk’s intangible assets (digital platform, customer portfolio and non-compete) has been measured by valuation techniques that are summarized below.

Assets acquired	Valuation technique
Intangible assets – Allocation of the customer portfolio and digital platform

The MPEEM methodology (Multi Period Excess Earnings Method) is mostly used to measure the value of primary assets or most important assets of a company. According to that method, in determining fair values, the cash flows attributable to all other assets are subtracted through a contributory asset charge (CAC). The MPEEM method assumes that the fair value of an intangible asset is the same as the present value of the cash flows attributable to that asset, less the contribution of other assets, both tangible and intangible ones.

Since the acquisition, Movidesk has generated revenues of R$38,516 and loss of R$221 included in the consolidated financial statements. If the acquisition had occurred on January 1st, 2022, management estimates that consolidated revenue would have been R$770,913, and consolidated loss for the year would have been R$244,978. In determining these amounts, management has assumed that the fair value adjustments, determined provisionally, that arose on the date of acquisition would have been the same if the acquisition had occurred on January 1st, 2022.

If new information obtained within one year of the date of acquisition about facts and circumstances that existed at the date of acquisition identifies adjustments to the above amounts, or any additional provisions that existed at the date of acquisition, then the accounting for the acquisition will be revised.

On October 26, 2022, Zenvia Brazil reached an agreement with Movidesk’s former controlling shareholders to extend the remaining payments. The earn-out payment due to certain former shareholders, mentioned in original agreement, which as of October 2022, was expected to total R$205,647, with the possibility of reaching up to R$327,635, will now be paid in fixed and variable installments subject to accrued interest, in line with Zenvia’s current bank financing costs in the range of 130 and 140% of CDI. Per the terms of the amended Movidesk acquisition agreement, (i) 12 fixed monthly installments of R$100 will be paid from January 2023 until December 2023, (ii) R$204,447 in total will be paid in 36 fixed monthly installments subject to accrued interest from January 2024 until December 2026, and (iii) an additional variable amount calculated in terms of certain gross margin targets achieved by the end of September 2023, currently expected to total R$24,047, will be paid in 6 monthly installments subject to accrued interest from January 2024 until June 2024.

c.      Business combination – Sensedata Tecnologia Ltda (“SenseData”)

On November 1, 2021, Zenvia Brazil acquired all the shares of Sensedata Tecnologia Ltda., referred as “SenseData” which is a SaaS company that enables businesses to create communication actions and specific 360º customer journeys, supported by a customized proprietary scorecard called SenseScore.

Under the terms of the SenseData original acquisition agreement the total consideration transferred and then expected to be transferred were as follows: (i) R$30,112 in cash up front and; (ii) an earn-out cash structure based payment on the achievement of gross profit milestones until November 2023, which was estimated at R$35,018; (iii) an estimate of the range of outcomes considering the achievement of certain milestones varying from -50% to + 50% was between R$35,018 and R$100,349 respectively; and (iv) SenseData former controlling shareholders received 94,200 Zenvia’s Class A common shares, subject to lock-up provisions, equivalent to an amount corresponding to R$6,793 in May 17, 2022.

The goodwill arising from the acquisition has been recognized as follows:

SenseData
November 1, 2021
Consideration transferred	71,923
Other net assets, including PPE and cash	2,120
Intangible assets –– Customer portfolio (a)	720
Intangible assets –– Digital platform (b)	48,271
Total net assets acquired at fair value	51,111
Goodwill	20,812

(a)	The fair value of R$720 represents customer portfolio and was calculated based on discounted future cash flows associated to the portfolio estimated at the acquisition date.
(b)	The fair value of R$48,271 represents the digital platform acquired, measured based on discounted future cash flows associated to the asset at the acquisition date.

Valuation techniques are summarized below:

Assets acquired	Valuation technique
Intangible assets – Allocation of the customer portfolio and digital platform

The MPEEM methodology (Multi Period Excess Earnings Method) is mostly used to measure the value of primary assets or most important assets of a company. According to that method, in determining fair values, the cash flows attributable to all other assets are subtracted through a contributory asset charge (CAC). The MPEEM method assumes that the fair value of an intangible asset is the same as the present value of the cash flows attributable to that asset, less the contribution of other assets, both tangible and intangible ones.

The goodwill of R$20,812 comprises the skills and technical talent of the workforce and the value of future economic benefits arising from the synergies from the acquisition and in line with the strategy of the Company. At the time of the acquisition, future tax deductibility is probable as certain actions, necessary to integrate the businesses from a tax perspective, are intended by management and considered feasible from a legal perspective.

On December 21, 2022, Zenvia Brazil signed an agreement with SenseData former controlling shareholders to extend remaining payments. A payment of R$23,751, which originally matured at the end of December 2022, was renegotiated as follows: (i) R$18,000 were paid in December 2022 and (ii) 12 monthly installments of R$479 will be paid throughout 2023, subject to accrued interests in line with Zenvia’s current bank financing costs in the range of 130 and 140% of CDI, (iii) an estimate of the range of outcomes considering the achievement of certain milestones varying from -50% to + 50% is R$21,577 and R$72,488 respectively. Also, the total of R$40,407 related to the achievements of gross profit targets, as defined in the original agreement, Zenvia agreed to pay a fixed amount of R$20,000 in December 2023, with the remaining amount to be paid in 24 installments, subject to accrued interests in line with Zenvia’s current bank financing costs in the range of 130 and 140% of CDI. SenseData´s founding partners will continue to manage the company as per the original agreement, until the end of 2023.

d.      Business combination – Direct One (“D1”)

On July 31, 2021, Zenvia Brazil completed the purchase agreement for the acquisition of 100% of the share capital of One To One Engine Desenvolvimento e Licenciamento de Sistemas de Informática S.A. – Direct One, or “D1”, including its wholly owned subsidiary Smarkio Tecnologia Ltda. (“Smarkio”). D1 is a platform that connects different data sources to enable a single customer view layer, allowing the creation of multichannel communications, generation of variable documents, authenticated message delivery and contextualized conversational experiences.

At the acquisition date, and under the terms of the original D1 acquisition agreement, the fair value of consideration was R$716,428 and was comprised of: (1) (i) Zenvia Brazil contributed R$21,000 in cash into D1 on May 31, 2021, and (ii) on the closing date, July 31, 2021, Zenvia Brazil contributed further R$19,000 in cash into D1; (2) the Company paid to D1 shareholders R$318,646 in cash; (3) the Company issued 1,942,750 of Class A common shares of Zenvia to certain D1 shareholders, equivalent to R$132,812; and (4) the Company agreed to make earn-outs payments to certain D1 shareholders which, at the acquisition date, were estimated to be (i) R$56,892 to be paid in the second quarter of 2022; and (ii) R$168,078 to be paid in the second quarter of 2023.

On February 15, 2022, the Company decided to accelerate D1 integration which resulted in a new agreement, replacing the previously estimated amounts and timing of the earn-outs payments. The new agreement provided that  the Company would pay to D1 former shareholders a total earn-out amounting to R$164,000. The amount of R$124,000 was paid in the first quarter of 2022 and R$40,000 would be paid on March 31, 2023.

On October 26, 2022, the Company reached a new agreement with D1 to extend the then remaining payments under the D1 acquisition. The last fixed installment due to certain former shareholders on March 31, 2023, of R$40,000, will now be paid, as follows: (i) R$7,794 paid in January 2023, (ii) R$3,864 paid in February 2023, (iii) R$4,720 paid in March 2023 and (iv) 24 monthly installments of R$1,288 between April 2023 and February 2025, subject to interests in line with Zenvia’s current bank financing costs in the range of 130 and 140% of CDI.

Goodwill arising from the acquisition has been recognized as follows:

D1
July 31, 2021
Consideration transferred	716,428
Cash and cash equivalents	59,447
Trade and other receivables (d)	16,516
Intangible assets and goodwill (c)	53,271
Loans and borrowings	(63,430)
Other net liabilities	(17,327)
Intangible assets –– Customer portfolio (a)	1,482
Intangible assets –– Digital platform (b)	58,489
Total net assets acquired at fair value	108,448
Goodwill	607,980

(a)	The fair value of R$1,482 represents customer portfolio and was calculated based on discounted future cash flows associated to the portfolio estimated at the acquisition date.
(b)	The fair value of R$58,489 represents the digital platform acquired, measured based on discounted future cash flows associated to the asset at the acquisition date;
(c)	This amount refers to the intangible and goodwill from Smarkio which was acquired by D1 in November 2020 and merged into that entity in November 2021 . The intangible assets related to Smarkio´s acquisition refer to goodwill (R$21,726), platform (R$22,037), customer portfolio (R$3,491), non-compete (R$2,628) where management evaluated the expectation of a possible loss with the recoverability of the amount of the fine imposed in the case of competition and others;
(d)	Gross contractual amount of trade and other receivables amounted to R$16,998 of which R$482 are not expected to be collected.

Valuation techniques are summarized below:

Assets acquired	Valuation technique
Intangible assets – Allocation of the customer portfolio and digital platform

The MPEEM methodology (Multi Period Excess Earnings Method) is mostly used to measure the value of primary assets or most important assets of a company. According to that method, in determining fair values, the cash flows attributable to all other assets are subtracted through a contributory asset charge (CAC). The MPEEM method assumes that the fair value of an intangible asset is the same as the present value of the cash flows attributable to that asset, less the contribution of other assets, both tangible and intangible ones.

The goodwill of R$607,980 comprises the skills and technical talent of the workforce and the value of future economic benefits arising from the synergies from the acquisition and in line with the strategy of the Company. At the time of the acquisition, future tax deductibility is probable as certain actions necessary to integrate the businesses from a tax perspective, are intended by management and considered feasible from a legal perspective.